Disclosures About Segments And Related Information (Schedule Of Segment Reporting Information By Segment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,634,334		€ 1,222,900		€ 590,739
Gross profit	570,626		549,578		181,515
Result from operations	367,450		328,640		(25,156)
Interest income	2,902		1,221		1,018
Interest expense	(13,497)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)
Foreign currency exchange gains (losses), net	5,604		(65)		(1,384)
Income tax expense	(36,692)		(42,939)		(3,786)
Net earnings (loss)	316,164		242,523		(68,273)
Shareholders of the parent	186,770		110,639		(107,517)
Non-controlling interest	129,394		131,884		39,244
Capital expenditures	89,218		102,974		12,718
Purchase of other intangibles	7,051		624		3,294
Depreciation property, plant & equipment	39,985		30,630
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	911		357		401
Impairment of property, plant and equipment	(8,038)				(4,628)
Cash and cash equivalents	390,250		340,294		293,902		157,277
Capitalized goodwill	52,131		50,815		47,223
Other intangible assets	14,776		6,804
Total assets	1,582,221		1,214,117		851,700
Percentage of interest acquired in subsidiary	52.17%
ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,634,334		1,222,900		590,739
Gross profit	570,626		549,578		181,515
Result from operations	367,450		328,640		(25,156)
Interest income	2,902		1,221		1,018
Interest expense	(13,497)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)		(24,364)
Foreign currency exchange gains (losses), net	5,604		(65)		(1,384)
Income tax expense	(36,692)		(42,939)		(3,786)
Net earnings (loss)	316,164		242,523		(68,273)
Shareholders of the parent	186,770		110,639		(107,517)
Non-controlling interest	129,394		131,884		39,244
Capital expenditures	89,218		102,974		12,718
Purchase of other intangibles	7,051		625		3,294
Depreciation property, plant & equipment	39,985		30,630		32,054
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	4,471		2,735		2,335
Impairment of property, plant and equipment	(8,038)				4,628
Cash and cash equivalents	390,250		340,294		293,902
Capitalized goodwill	52,131		50,815		47,223
Other intangible assets	14,776		6,804		8,936
Other identifiable assets	1,125,063		816,204		501,638
Total assets	1,582,221		1,214,117		851,700
Total debt	195,409		215,681		265,430
Headcount in full-time equivalents	16,194	[1]	16,699	[1]	12,067	[1]
Front-End [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	456,065		293,356		160,378
Gross profit	172,318		114,624		8,726
Result from operations	62,581		15,954		(120,269)
Interest income	976		615		541
Interest expense	(13,142)		(15,677)		(8,556)
Loss resulting from early extinguishment of debt	(824)		(3,609)		(1,759)
Accretion interest expense convertible notes	(4,401)		(6,010)		(4,286)
Revaluation conversion option	(4,378)		(19,037)		(24,364)
Foreign currency exchange gains (losses), net	8,296		(1,809)		(733)
Income tax expense	(4,581)		(6,106)		7,890
Net earnings (loss)	44,527		(35,679)		(151,535)
Capital expenditures	16,369		17,653		3,269
Purchase of other intangibles	6,141		43		2,934
Depreciation property, plant & equipment	9,162		8,930		11,436
Depreciation evaluation tools at customers	2,518		2,477
Amortization of other intangible assets	2,655		2,338		1,884
Impairment of property, plant and equipment					4,628
Cash and cash equivalents	228,114		142,420		181,681
Capitalized goodwill	11,193		11,193		10,395
Other intangible assets	9,643		6,089		8,440
Other identifiable assets	336,090		281,076		187,194
Total assets	585,040		440,777		387,709
Total debt	162,464		215,681		265,430
Headcount in full-time equivalents	1,631	[1]	1,450	[1]	1,294	[1]
Back-End [Member] | ASM Pacific Technology Ltd. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,178,270		929,544		430,361
Gross profit	398,308		434,954		172,789
Result from operations	304,869		312,686		95,113
Interest income	1,925		605		477
Interest expense	(354)
Foreign currency exchange gains (losses), net	(2,692)		1,744		(651)
Income tax expense	(32,111)		(36,833)		(11,676)
Net earnings (loss)	271,637		278,202		83,262
Capital expenditures	72,849		85,320		9,450
Purchase of other intangibles	910		582		360
Depreciation property, plant & equipment	30,823		21,700		20,619
Amortization of other intangible assets	1,815		397		451
Impairment of property, plant and equipment	(8,038)
Cash and cash equivalents	162,136		197,874		112,222
Capitalized goodwill	40,939		39,622		36,828
Other intangible assets	5,133		715		497
Other identifiable assets	788,973		535,129		314,445
Total assets	997,181		773,340		463,991
Total debt	€ 32,946
Headcount in full-time equivalents	14,563	[1]	15,249	[1]	10,773	[1]

[1]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.